Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: July 12, 2022

Payment Date	7/15/2022
Collection Period Start	6/1/2022
Collection Period End	6/30/2022
Interest Period Start	6/15/2022
Interest Period End	7/14/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$32,908,106.63	$14,614,067.43	$18,294,039.20	0.044620	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$200,438,106.63	$14,614,067.43	$185,824,039.20

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$206,954,816.41	$192,044,926.00	0.153636
YSOC Amount	$3,452,874.73	$3,157,051.75
Adjusted Pool Balance	$203,501,941.68	$188,887,874.25
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$32,908,106.63	2.51000%	30/360	$68,832.79
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$200,438,106.63			$439,920.45

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$206,954,816.41	$192,044,926.00
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$203,501,941.68	$188,887,874.25
Number of Receivable Outstanding	28,136	27,070
Weight Average Contract Rate	4.51%	4.51%
Weighted Average Remaining Term (months)	24	23

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$786,865.31
Principal Collections	$14,825,475.06
Liquidation Proceeds	$70,913.66
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$15,683,254.03
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$15,683,254.03

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$172,462.35	$172,462.35	$—	$—	$15,510,791.68
Interest - Class A-1 Notes	$—	$—	$—	$—	$15,510,791.68
Interest - Class A-2 Notes	$—	$—	$—	$—	$15,510,791.68
Interest - Class A-3 Notes	$68,832.79	$68,832.79	$—	$—	$15,441,958.89
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$15,176,102.89
First Allocation of Principal	$—	$—	$—	$—	$15,176,102.89
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$15,133,805.89
Second Allocation of Principal	$—	$—	$—	$—	$15,133,805.89
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$15,103,564.56
Third Allocation of Principal	$—	$—	$—	$—	$15,103,564.56
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$15,070,871.23
Fourth Allocation of Principal	$11,550,232.38	$11,550,232.38	$—	$—	$3,520,638.85
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,520,638.85
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$456,803.80
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$456,803.80
Remaining Funds to Certificates	$456,803.80	$456,803.80	$—	$—	$—
Total	$15,683,254.03	$15,683,254.03	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$3,452,874.73
Increase/(Decrease)	$(295,822.98)
Ending YSOC Amount	$3,157,051.75

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$203,501,941.68	$188,887,874.25
Note Balance	$200,438,106.63	$185,824,039.20
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	10	$84,415.35
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	74	$70,913.66
Monthly Net Losses (Liquidation Proceeds)			$13,501.69
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.09)%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.26%
Current Collection Period			0.08%
Four-Month Average Net Loss Ratio			0.07%
Cumulative Net Losses for All Periods			$1,741,295.55
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.29%	67	$549,009.12
60-89 Days Delinquent	0.08%	17	$153,289.10
90-119 Days Delinquent	0.03%	6	$51,909.16
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.39%	90	$754,207.38

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$58,160.93
Total Repossessed Inventory		5	$67,269.68

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		23	$205,198.26
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.11%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.23	0.12%	24	0.09%